Income Taxes - Summary of Significant Components of Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ 14,249	$ 4,806
Credited (charged) to net earnings	33,500	84
Credited to other comprehensive income	(166)	53
Charged directly to equity - share-based payment transactions		(359)
Acquisition of subsidiary		10,937
Foreign exchange on translation	111	(1,272)
Opening adjustment			$ 197
Deferred tax assets			14,446
Ending balance	47,891	14,249
Property & Equipment
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	1,144	148
Credited (charged) to net earnings	501	41
Credited to other comprehensive income	0	0
Charged directly to equity - share-based payment transactions		0
Acquisition of subsidiary		1,016
Foreign exchange on translation	56	(61)
Opening adjustment			35
Deferred tax assets			1,179
Ending balance	1,736	1,144
Intangibles
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	0	0
Credited (charged) to net earnings	5,332	0
Credited to other comprehensive income	0	0
Charged directly to equity - share-based payment transactions		0
Acquisition of subsidiary		0
Foreign exchange on translation	62	0
Opening adjustment			0
Deferred tax assets			0
Ending balance	5,394	0
Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	1,191	174
Credited (charged) to net earnings	6,682	1,051
Credited to other comprehensive income	0	0
Charged directly to equity - share-based payment transactions		0
Acquisition of subsidiary		0
Foreign exchange on translation	29	(34)
Opening adjustment			(5)
Deferred tax assets			1,186
Ending balance	7,897	1,191
Other
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	11,914	4,484
Credited (charged) to net earnings	20,985	(1,008)
Credited to other comprehensive income	(166)	53
Charged directly to equity - share-based payment transactions		(359)
Acquisition of subsidiary		9,921
Foreign exchange on translation	(36)	(1,177)
Opening adjustment			167
Deferred tax assets			$ 12,081
Ending balance	$ 32,864	$ 11,914